Business Combination (Details) - USD ($)		Feb. 08, 2019	Dec. 31, 2018
Allocation of the purchase price:
Cash and cash equivalents			$ 636,666
Accounts receivable, net			43,204
Property and equipment, net			58,150
Security deposits			147,848
Total assets acquired			896,308
Accrued expenses and other current liabilities			(83,026)
Total liabilities assumed			(85,906)
Total net assets acquired			$ 43,531,445
BioLite and BioKey [Member]
Purchase consideration:
Common Stock	[1]	$ 44,341,847
Allocation of the purchase price:
Cash and cash equivalents		531,147
Accounts receivable, net		188,550
Property and equipment, net		56,075
Operating lease right-of-use assets		485,684
Security deposits		10,440
Total assets acquired		1,271,896
Accounts payable		(56,204)
Accrued expenses and other current liabilities		(251,335)
Operating lease liability		(267,256)
Tenant security deposit		(2,880)
Total liabilities assumed		(577,675)
Total net assets acquired		694,221
Goodwill as a result of the Merger		$ 43,647,626

[1]	29,561,231 shares of ABVC common stock issued to BioKey in connection with the Merger. Those shares were valued at $1.50 per share, based on the bid-and-ask share price of ABVC Common Stock on the final day of trading, February 8, 2019.